Lease Liabilities (Tables)	12 Months Ended
Jun. 30, 2025
Lease Liabilities
Schedule of Lease Liabilities

$
Balance, June 30, 2022	—
Additions of lease	63,360
Lease payments	(2,986)
Accretion on lease liabilities	654
Balance, June 30, 2023	61,028
Lease payments	(35,828)
Accretion on lease liabilities	5,907
Balance, June 30, 2024	31,107
Lease payments	(32,842)
Accretion on lease liabilities	1,735
Balance, June 30, 2025	—